Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid And Other Current Assets [Line Items]
Income tax receivable	$ 2,110	$ 728
VAT receivable	1,666	1,755
Withholding tax receivable	137	347
Foreign currency contracts	697	154
Receivable related to legal claims		1,000
Advances for share repurchases		699
Other receivables	1,173	733
Government grants	143
Total other current assets	$ 5,926	$ 5,416